Benefits and expenses - Summary of Policyholder Claims and Benefits (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Disclosure of detail information about policyholder claims and benefits paid [line items]
Change in valuation of liabilities for insurance contracts		€ (34,764)	€ 8,816
Change in valuation of liabilities for investment contracts		(10,016)	2,072
Other		27	(23)
Policyholder claims and benefits		(33,763)	22,185
Premiums paid to reinsurers	[1]	1,132	1,158
Profit sharing and rebates		4	4
Commissions		1,169	1,128
Total		(31,457)	24,475
Paid life [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life		10,257	10,628
Premiums paid to reinsurers	[1]	1,034	1,065
Paid non-life [member]
Disclosure of detail information about policyholder claims and benefits paid [line items]
Benefits and claims paid life		734	691
Premiums paid to reinsurers	[1]	€ 98	€ 94

[1]	Premiums paid to reinsurers are recorded within Benefits and expenses in the income statement - refer to note Benefits and expenses.